SCHEDULE OF INTANGIBLE ASSETS BY SEGMENTS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Total intangible assets net	$ 68,578,910	$ 127,981,521
PRC And Other Subsidiaries [Member]
Segment Reporting Information [Line Items]
Total intangible assets net	53,865,214	61,913,339
Ninjas in Pyjamas [Member]
Segment Reporting Information [Line Items]
Total intangible assets net	14,713,696	66,068,182
Mining Business [Member]
Segment Reporting Information [Line Items]
Total intangible assets net